Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Analysis Of Income And Expense [Line Items]
Account services	$ 1,156	$ 1,121	$ 1,123
Funds under management	1,149	1,127	1,061
Cards	965	1,064	930
Credit facilities	897	845	873
Broking income	710	627	564
Unit trusts	613	494	516
Underwriting	431	344	485
Global custody	378	366	326
Imports/exports	362	357	379
Remittances	361	387	372
Insurance agency commission	233	201	209
Other	1,214	1,014	1,068
Fee income	8,469	7,947	7,906
Less: fee expense	(1,702)	(1,627)	(1,415)
Net fee income	6,767	6,320	6,491
Retail Banking and Wealth Management
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	2,795	2,640	2,516
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,874	1,744	1,774
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,745	1,614	1,875
Global Private Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	389	349	355
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	$ (36)	$ (27)	$ (29)